Document and Entity Information	Feb. 01, 2021
Prospectus:
Document Type	497
Document Period End Date	Feb. 01, 2021
Entity Registrant Name	BAILLIE GIFFORD FUNDS
Entity Central Index Key	0001120543
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 01, 2021
Document Effective Date	Feb. 01, 2021
Prospectus Date	Apr. 29, 2020
Baillie Gifford International Concentrated Growth Equities Fund | Class K
Prospectus:
Trading Symbol	BTLKX
Baillie Gifford International Concentrated Growth Equities Fund | Institutional Class
Prospectus:
Trading Symbol	BTLSX
Baillie Gifford International Growth Fund | Class K
Prospectus:
Trading Symbol	BGEKX
Baillie Gifford International Growth Fund | Institutional Class
Prospectus:
Trading Symbol	BGESX
Baillie Gifford International Growth Fund | Class 5
Prospectus:
Trading Symbol	BGEVX
Baillie Gifford International Growth Fund | Class 4
Prospectus:
Trading Symbol	BGEFX
Baillie Gifford International Growth Fund | Class 3
Prospectus:
Trading Symbol	BGEUX
Baillie Gifford International Growth Fund | Class 2
Prospectus:
Trading Symbol	BGETX